Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046

713 626 1919 www.invesco.com
Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com/us
January 27, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Growth Series (Invesco Growth Series) CIK No. 0000202032
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Growth Series (Invesco Growth Series) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class B, Class C, Class Y and Institutional Class, as applicable, of Invesco Convertible Securities Fund, Invesco Van Kampen Asset Allocation Conservative Fund, Invesco Van Kampen Asset Allocation Moderate Fund, Invesco Van Kampen Allocation Growth Fund, Invesco Van Kampen Harbor Fund, Invesco Van Kampen Leaders Fund, Invesco Van Kampen Real Estate Securities Fund and Invesco Van Kampen U.S. Mortgage Fund , that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 93 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 93 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on January 26, 2011.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.
Sincerely,
/s/ Peter Davidson
Peter Davidson
Counsel